Condensed Statements of Cash Flows (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Cash flows from operating activities:
Net (loss) income attributable to Textainer Group Holdings Limited common shareholders		$ (55,923)		$ 113,984	[1],[2]	$ 196,247	[1],[2]
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Share-based compensation expense		6,573		7,743	[1]	7,499	[1]
Increase (decrease) in:
Accrued expenses		2,905		(5,108)	[1]	2,097	[1]
Total adjustments		342,012		257,974	[1]	168,873	[1]
Net cash provided by operating activities		286,089		371,958	[1]	365,120	[1]
Cash flows from investing activities:
Net cash used in investing activities		(288,625)		(305,627)	[1]	(601,410)	[1]
Cash flows from financing activities:
Purchase of treasury shares	[1]			(9,149)
Issuance of common shares upon exercise of share options	[1]			301		2,497
Dividends paid to shareholders		(28,754)		(94,079)	[1]	(106,648)	[1]
Net cash (used in) provided by financing activities		(28,780)		(57,564)	[1]	223,246	[1]
Effect of exchange rate changes		(233)		(240)	[1]	(112)	[1]
Net (decrease) increase in cash and cash equivalents		(31,549)		8,527	[1]	(13,156)	[1]
Cash and cash equivalents, beginning of the year	[1]	115,594	[3]	107,067		120,223
Cash and cash equivalents, end of the year		84,045		115,594	[1],[3]	107,067	[1]
Parent Company
Cash flows from operating activities:
Net (loss) income attributable to Textainer Group Holdings Limited common shareholders		(55,923)		113,984	[1]	196,247	[1]
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Equity in loss (income) of subsidiaries		52,910		(117,382)	[1]	(200,425)	[1]
Dividends received from subsidiaries		28,000		100,000	[1]	99,500	[1]
Share-based compensation expense		6,573		7,743	[1]	7,499	[1]
Decrease (increase) in:
Prepaid expenses		15		16	[1]	(4)	[1]
Increase (decrease) in:
Accrued expenses		(489)		454	[1]	(71)	[1]
Total adjustments		87,009		(9,169)	[1]	(93,501)	[1]
Net cash provided by operating activities		31,086		104,815	[1]	102,746	[1]
Cash flows from investing activities:
(Decrease) increase in investments in subsidiaries, net		(3,969)		233	[1]	112	[1]
Net cash used in investing activities		(3,969)		233	[1]	112	[1]
Cash flows from financing activities:
Purchase of treasury shares	[1]			(9,149)
Issuance of common shares upon exercise of share options	[1]			301		2,497
Dividends paid to shareholders		(28,754)		(94,079)	[1]	(106,648)	[1]
Due from affiliates, net		(364)		585	[1]	2,892	[1]
Net cash (used in) provided by financing activities		(29,118)		(102,342)	[1]	(101,259)	[1]
Effect of exchange rate changes		(233)		(240)	[1]	(112)	[1]
Net (decrease) increase in cash and cash equivalents		(2,234)		2,466	[1]	1,487	[1]
Cash and cash equivalents, beginning of the year	[1]	5,209	[3]	2,743		1,256
Cash and cash equivalents, end of the year		$ 2,975		$ 5,209	[1],[3]	$ 2,743	[1]

[1]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").
[2]	Certain amounts for the years ended December 31, 2015 and 2014 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[3]	Certain amounts as of December 31, 2015 have been restated for immaterial corrections of identified errors pertaining to the classification of certain leases (see Note 2 "Immaterial Correction of Errors in Prior Periods").